Calvert
Global Energy Solutions Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 0.5%
AusNet Services(1)	593,805	$ 804,774
		$ 804,774
Austria — 0.7%
Verbund AG	14,040	$ 1,192,798
		$ 1,192,798
Belgium — 1.2%
Umicore S.A.	42,236	$ 2,030,076
		$ 2,030,076
Brazil — 1.1%
Omega Geracao S.A.(2)	121,300	$946,198
Sao Martinho S.A.	158,852	839,458
		$1,785,656
Canada — 3.8%
Boralex, Inc., Class A	29,969	$1,112,213
Brookfield Renewable Partners L.P.	26,052	1,124,144
Canadian Solar, Inc.(1)(2)	20,664	1,058,823
Innergex Renewable Energy, Inc.	46,773	1,005,717
Northland Power, Inc.(1)	30,064	1,078,657
TransAlta Renewables, Inc.(1)	62,207	1,063,418
		$6,442,972
China — 5.7%
BYD Co., Ltd., Class H	42,500	$1,118,950
China Everbright Environment Group, Ltd.	1,611,037	910,035
China Longyuan Power Group Corp., Ltd., Class H	1,095,000	1,101,025
Xinjiang Goldwind Science & Technology Co., Ltd., Class H(1)	936,900	1,887,937
Xinyi Solar Holdings, Ltd.	1,030,000	2,700,873
Yadea Group Holdings, Ltd.(3)	418,000	863,799
Zhuzhou CRRC Times Electric Co., Ltd., Class H	242,100	1,057,887
		$9,640,506
Denmark — 2.5%
Novozymes A/S, Class B	16,766	$954,990
Orsted A/S(3)	4,526	926,043
ROCKWOOL International A/S, Class B	2,397	897,091
Vestas Wind Systems A/S	6,013	1,420,447
		$4,198,571
Finland — 1.1%
Metsa Board Oyj	91,607	$964,679
Neste Oyj	12,159	882,789
		$1,847,468
Security	Shares	Value
France — 4.7%
Albioma S.A.	15,834	$ 905,881
Cie de Saint-Gobain(2)	21,608	993,803
Danone S.A.	12,597	828,960
Engie S.A.(2)	54,850	840,851
Legrand S.A.	12,088	1,081,351
Neoen S.A.(1)(2)(3)	14,841	1,139,551
Nexans S.A.(2)	13,047	944,077
Schneider Electric SE	8,213	1,187,004
		$7,921,478
Germany — 8.2%
Bayerische Motoren Werke AG	9,351	$825,287
Daimler AG	12,100	857,639
Deutsche Post AG	16,753	829,873
Encavis AG	38,444	1,003,203
Evonik Industries AG	29,368	959,879
Infineon Technologies AG	63,734	2,433,913
Nordex SE(2)	65,525	1,791,524
OSRAM Licht AG(2)	12,380	786,515
Siemens AG	8,778	1,264,439
Siemens Energy AG(2)	37,116	1,370,410
SMA Solar Technology AG(2)	24,995	1,717,575
		$13,840,257
Greece — 0.5%
Terna Energy S.A.	48,988	$790,132
		$790,132
Ireland — 1.0%
CRH PLC	20,699	$874,616
Kingspan Group PLC(2)	10,944	766,375
		$1,640,991
Italy — 2.9%
Enel SpA	131,952	$1,342,576
ERG SpA	35,118	1,008,986
Falck Renewables SpA	117,789	954,771
Snam SpA	144,270	814,778
Terna Rete Elettrica Nazionale SpA	108,180	831,275
		$4,952,386
Japan — 7.6%
Daikin Industries, Ltd.	4,900	$1,090,089
Ferrotec Holdings Corp.	106,900	1,824,523
GS Yuasa Corp.	63,500	1,827,401
Hitachi Metals, Ltd.(1)	55,200	839,257
Meidensha Corp.	76,000	1,713,707
Mitsubishi Electric Corp.	70,700	1,068,535

Calvert
Global Energy Solutions Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nidec Corp.	6,400	$ 809,651
Nippon Express Co., Ltd.	12,400	834,107
Nissan Motor Co., Ltd.(2)	174,500	945,861
Sumitomo Chemical Co., Ltd.	233,000	939,171
Yokogawa Electric Corp.	47,900	955,374
		$ 12,847,676
Netherlands — 0.5%
Signify NV(2)(3)	20,767	$ 871,927
		$871,927
New Zealand — 2.0%
Infratil, Ltd.	222,627	$1,170,614
Mercury NZ, Ltd.	220,207	1,036,333
Meridian Energy, Ltd.	222,905	1,193,791
		$3,400,738
Norway — 1.3%
Norsk Hydro ASA	200,963	$935,297
Scatec ASA(3)	30,296	1,206,519
		$2,141,816
Portugal — 0.7%
EDP Renovaveis S.A.	44,984	$1,245,981
		$1,245,981
Singapore — 1.0%
City Developments, Ltd.	139,400	$840,324
Maxeon Solar Technologies, Ltd.(1)(2)	28,045	795,637
		$1,635,961
South Korea — 2.1%
Ecopro BM Co., Ltd.	11,066	$1,737,275
LG Chem, Ltd.	1,142	868,395
LG Display Co., Ltd.(2)	59,795	1,022,082
		$3,627,752
Spain — 4.0%
Acciona S.A.	7,296	$1,043,999
Atlantica Sustainable Infrastructure PLC	25,981	986,758
Ence Energia y Celulosa S.A.(2)	205,941	853,656
Iberdrola S.A.	59,284	851,928
Red Electrica Corp. S.A.	39,597	812,969
Siemens Gamesa Renewable Energy S.A.(1)	29,254	1,187,897
Solaria Energia y Medio Ambiente S.A.(2)	37,406	1,086,240
		$6,823,447
Security	Shares	Value
Sweden — 1.1%
Fabege AB	51,930	$ 820,441
Nibe Industrier AB, Class B(2)	33,759	1,107,085
		$ 1,927,526
Switzerland — 2.1%
ABB, Ltd.	41,702	$ 1,169,707
Gurit Holding AG	570	1,605,728
Landis+Gyr Group AG	10,478	823,154
		$ 3,598,589
Taiwan — 6.9%
Chroma ATE, Inc.	157,000	$941,143
Delta Electronics, Inc.	255,000	2,391,374
Epistar Corp.(2)	1,141,000	1,724,185
Everlight Electronics Co., Ltd.	1,016,000	1,530,036
OptoTech Corp.(2)	1,330,200	1,305,517
Simplo Technology Co., Ltd.	136,000	1,698,108
Sino-American Silicon Products, Inc.	325,000	2,057,997
		$11,648,360
Thailand — 1.3%
BCPG PCL	1,385,337	$656,240
CK Power PCL(2)	3,842,600	570,091
Energy Absolute PCL NVDR	630,500	1,031,552
		$2,257,883
United Kingdom — 3.7%
Croda International PLC	10,207	$917,915
easyJet PLC	75,995	862,489
John Laing Group PLC(3)	192,142	874,049
Johnson Matthey PLC	29,816	987,824
Linde PLC	3,165	834,009
Smart Metering Systems PLC	96,131	933,725
United Utilities Group PLC	67,518	825,810
		$6,235,821
United States — 30.8%
3M Co.	4,699	$821,338
AAON, Inc.	12,216	813,952
Acuity Brands, Inc.	7,250	877,903
AES Corp. (The)	40,361	948,484
Alaska Air Group, Inc.	16,039	834,028
Alphabet, Inc., Class A(2)	463	811,472
Ameresco, Inc., Class A(2)	15,861	828,579
American Superconductor Corp.(2)	41,091	962,351
Aptiv PLC	8,998	1,172,349
BorgWarner, Inc.	23,908	923,805
Brookfield Renewable Corp., Class A	20,210	1,177,637

Calvert
Global Energy Solutions Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Clearway Energy, Inc., Class C	32,372	$ 1,033,638
Covanta Holding Corp.	68,532	899,825
Cree, Inc.(2)	10,324	1,093,312
Cummins, Inc.	3,511	797,348
Eaton Corp. PLC	9,110	1,094,475
Emerson Electric Co.	14,279	1,147,603
EnerSys	21,132	1,755,224
Enphase Energy, Inc.(1)(2)	7,303	1,281,457
Enviva Partners L.P.	18,204	826,826
First Solar, Inc.(2)	20,546	2,032,410
General Mills, Inc.	13,345	784,686
Gibraltar Industries, Inc.(2)	12,028	865,294
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(1)	14,946	948,025
Ingersoll Rand, Inc.(2)	22,242	1,013,346
International Business Machines Corp.	6,571	827,157
Itron, Inc.(2)	10,394	996,785
Johnson Controls International PLC	23,192	1,080,515
Livent Corp.(1)(2)	107,829	2,031,498
Microsoft Corp.	3,867	860,098
NextEra Energy Partners, L.P.	15,711	1,053,423
NextEra Energy, Inc.	11,029	850,887
ON Semiconductor Corp.(2)	33,026	1,080,941
Ormat Technologies, Inc.(1)	12,067	1,089,409
Owens Corning	12,614	955,637
Power Integrations, Inc.	24,816	2,031,438
Renewable Energy Group, Inc.(2)	15,706	1,112,299
Rockwell Automation, Inc.	4,133	1,036,598
SolarEdge Technologies, Inc.(2)	7,284	2,324,470
SunPower Corp.(1)(2)	39,425	1,010,857
Sunrun, Inc.(2)	16,878	1,170,996
Tenneco, Inc., Class A(2)	61,609	653,055
Tesla, Inc.(2)	2,357	1,663,264
Trane Technologies PLC	7,274	1,055,894
Universal Display Corp.	8,530	1,960,194
Waste Management, Inc.	6,813	803,457
Whirlpool Corp.	4,171	752,824
		$52,147,063
Total Common Stocks (identified cost $110,535,925)		$167,498,605

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$200	$ 192,796
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(5)(6)	53	50,728
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(5)(6)	68	56,392
Total High Social Impact Investments (identified cost $321,000)		$ 299,916

Warrants — 0.0%(7)

Security	Shares	Value
Thailand — 0.0%(7)
BCPG PCL, Exp. 11/13/22(2)	52,656	$ 10,809
BCPG PCL, Exp. 11/13/23(2)	52,656	10,897
Total Warrants (identified cost $0)		$ 21,706

Short-Term Investments — 2.4%

Other — 0.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(8)	823,443	$ 823,526
Total Other (identified cost $823,526)		$ 823,526

Securities Lending Collateral — 1.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(9)	3,236,108	$ 3,236,108
Total Securities Lending Collateral (identified cost $3,236,108)		$ 3,236,108
Total Short-Term Investments (identified cost $4,059,634)		$ 4,059,634

Total Investments — 101.6% (identified cost $114,916,559)	$171,879,861
Other Assets, Less Liabilities — (1.6)%	$ (2,664,835)
Net Assets — 100.0%	$169,215,026

Calvert
Global Energy Solutions Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $10,093,823 and the total market value of the collateral received by the Fund was $10,441,013, comprised of cash of $3,236,108 and U.S. government and/or agencies securities of $7,204,905.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $5,881,888 or 3.5% of the Fund's net assets.
(4)	Affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $299,916, which represents 0.2% of the net assets of the Fund as of December 31, 2020.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2020.
(7)	Amount is less than 0.05%.
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(9)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	30.8%
Information Technology	23.9
Utilities	23.6
Materials	9.8
Consumer Discretionary	5.8
Energy	1.7
Consumer Staples	1.4
Real Estate	1.0
Financials	0.5
Communication Services	0.5
High Social Impact Investments	0.2
Total	99.2%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$200,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	53,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	68,000

Abbreviations:
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited
At December 31, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $1,016,322, which represents 0.6% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:

Calvert
Global Energy Solutions Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$262,231	$ —	$ (263,568)	$ —	$ 1,337	$ —	$ 824	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	200,000	—	—	(7,204)	192,796	133	200,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	258,630	7,755,303	(7,190,407)	(12)	12	823,526	191	823,443
Totals				$(12)	$(5,855)	$1,016,322	$1,148

(1)	Restricted security.

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$804,774	$—	$804,774
Austria	—	1,192,798	—	1,192,798
Belgium	—	2,030,076	—	2,030,076
Brazil	—	1,785,656	—	1,785,656
Canada	6,442,972	—	—	6,442,972
China	—	9,640,506	—	9,640,506
Denmark	—	4,198,571	—	4,198,571
Finland	—	1,847,468	—	1,847,468
France	—	7,921,478	—	7,921,478
Germany	—	13,840,257	—	13,840,257
Greece	—	790,132	—	790,132
Ireland	—	1,640,991	—	1,640,991
Italy	—	4,952,386	—	4,952,386
Japan	—	12,847,676	—	12,847,676
Netherlands	—	871,927	—	871,927
New Zealand	—	3,400,738	—	3,400,738
Norway	—	2,141,816	—	2,141,816
Portugal	—	1,245,981	—	1,245,981
Singapore	795,637	840,324	—	1,635,961
South Korea	—	3,627,752	—	3,627,752
Spain	986,758	5,836,689	—	6,823,447
Sweden	—	1,927,526	—	1,927,526
Switzerland	—	3,598,589	—	3,598,589
Taiwan	—	11,648,360	—	11,648,360
Thailand	—	2,257,883	—	2,257,883
United Kingdom	834,009	5,401,812	—	6,235,821
United States	52,147,063	—	—	52,147,063
Total Common Stocks	$61,206,439	$106,292,166(1)	$—	$167,498,605
High Social Impact Investments	$—	$299,916	$—	$299,916
Warrants	21,706	—	—	21,706

Calvert
Global Energy Solutions Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Other	$—	$823,526	$—	$823,526
Securities Lending Collateral	3,236,108	—	—	3,236,108
Total Investments	$64,464,253	$107,415,608	$ —	$171,879,861

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.